Stockholders' deficit - Warrants activity (Q3) (Details) - $ / shares	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants
Warrants outstanding (in shares)		16,981,854	0
Issued (in shares)	17,414,030	6,125,339		0
Exercised (in shares)	(1,144,999) [1]	(250,000)
Terminated (in shares)		(2,958,334)
Warrants outstanding (in shares)	16,981,854	19,898,859	16,981,854	0
Weighted Average Exercise Price
Warrants outstanding (in dollars per share)		$ 3.23
Issued (in dollars per share)		0.91
Exercised (in dollars per share)		(0.10)
Terminated (in dollars per share)		(5.12)
Warrants outstanding (in dollars per share)	$ 3.23	$ 2.13	$ 3.23

[1]	Exercised warrants were converted at 1.1 shares per warrant for a total of 1,259,498 shares.